UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-2474

                          Midas Dollar Reserves, Inc.
               (Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor
New York, NY                                                    10005
(Address of principal executive offices)                      (Zip Code)


                          Thomas B. Winmill, President
                           Midas Dollar Reserves, Inc.
                         11 Hanover Square, 12th Floor
                               New York, NY 10005
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-480-6432



Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

                           MIDAS DOLLAR RESERVES, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2008
                                   (UNAUDITED)

    PRINCIPAL
      AMOUNT        U.S. GOVERNMENT AGENCIES (101.29%)                                           YIELD*         VALUE**
----------------------------------------------------------------------------------------------------------------------------
        $ 1,100,000 Federal Home Loan Bank, due 10/01/08                                         2.280%         $ 1,100,000
            525,000 Federal Home Loan Bank, due 10/10/08                                         2.350%             524,690
            825,000 Federal Home Loan Bank, due 10/15/08                                         2.500%             824,198
            145,000 Federal Home Loan Bank, due 10/22/08 +                                       2.540%             144,797
            800,000 Federal Home Loan Bank, due 10/22/08 +                                       2.380%             798,878
            550,000 Federal Home Loan Bank, due 10/24/08 +                                       2.570%             549,097
            275,000 Federal Home Loan Bank, due 10/31/08                                         2.380%             274,455
            290,000 Federal Home Loan Bank, due 11/03/08                                         2.400%             289,362
          1,000,000 Federal Home Loan Bank, due 11/07/08 +                                       2.400%             997,520
          1,700,000 Federal Home Loan Bank, due 11/12/08 +                                       2.410%           1,695,198
            710,000 Federal Home Loan Bank, due 11/17/08                                         2.530%             707,649
            550,000 Federal Home Loan Bank, due 11/20/08                                         2.500%             548,122
          1,000,000 Federal Home Loan Bank, due 11/25/08 +                                       2.400%             996,322
            450,000 Federal Home Loan Bank, due 12/03/08                                         2.540%             447,997
            627,000 Federal Home Loan Bank, due 12/10/08                                         2.155%             624,370
          1,100,000 Federal National Mortgage Association, due 10/27/08                          2.310%           1,098,165
                                                                                                                  ---------

                    Total investments (cost: $11,620,820) (101.29%)                                              11,620,820

                    Liabilities in excess of other assets (-1.29%)                                                 (147,839)
                                                                                                                   --------

                    Net assets (100.00%)                                                                       $ 11,472,981
                                                                                                               ============



          * Represents discount rate at date of purchase for discount securities, or coupon for coupon-bearing securities.

          ** Cost of investments for financial reporting and for Federal income tax purposes is the same as value.

          +    Fully or partially pledged as collateral on bank credit facility.


NOTE TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED):

SECURITY VALUATION

The Fund values its portfolio securities using the amortized cost method of valuation, under which the market value is approximated by amortizing the difference between acquisition cost and value at maturity of an instrument on a straight-line basis over its remaining life.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. The hierarchy of inputs is summarized below.

          Level 1 - quoted prices in active markets for identical investments.

          Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's securities:


                                        INVESTMENT IN
VALUATION INPUTS                         SECURITIES
-----------------------------------------------------
Level 1                                           $ -
Level 2                                    11,620,820
Level 3                                             -
                                           ----------
Total                                    $ 11,620,820
                                         ============

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by the report that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MIDAS DOLLAR RESERVES, INC.

By: /s/ Thomas B. Winmill
    ---------------------
Thomas B. Winmill, President

Date: October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
    ---------------------
Thomas B. Winmill, President

Date: October 24, 2008

By: /s/ Thomas O'Malley
    -------------------
Thomas O'Malley, Chief Financial Officer

Date: October 24, 2008

                                 EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)